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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ECT INVESTMENTS, INC.
Address:     P.O. BOX 1792
             HOUSTON, TX  77251

13F File Number: 28-05377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JEFFREY P. KINNEMAN
Title:   PRESIDENT
Phone:   713-853-5398

Signature, Place, and Date of Signing:

/s/ JEFFREY P. KINNEMAN            HOUSTON, TEXAS
-----------------------        -----------------------    ---------------------
     [Signature]                    [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        57

Form 13F Information Table Value Total:   $137929
                                        (thousands)

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                           FORM 13F INFORMATION TABLE


  COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4  COLUMN 5        COLUMN 6        COLUMN 7         COLUMN 8
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                               TITLE                  VALUE    SHRS OR SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP    (x$1000)  PRN AMT RN   CALL  DISCRETION   MANAGERS    SOLE  SHARED  NONE
==================================================================================================================================
ADELPHIA BUSINESS SOLUTIONS    CL A       006847107    3081     50000  SH           SOLE          01       50000    0      0
----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                    COM        037411105    1741     35000  SH   CALL    SOLE          01       35000    0      0
----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RICHFIELD CO          COM        048825103    1700     20000  SH   CALL    SOLE          01       20000    0      0
----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC.                   COM        044204105    4984    149900  SH           SOLE          01      149900    0      0
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AT&T CORP                      COM        001957109     281      5000  SH           SOLE          01        5000    0      0
----------------------------------------------------------------------------------------------------------------------------------
BCE INC                        COM        05534B109    2274     18200  SH           SOLE          01       18200    0      0
----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                   COM        131347106    1729     18400  SH           SOLE          01       18400    0      0
----------------------------------------------------------------------------------------------------------------------------------
CE FRANKLIN LTD                COM        125151100     145     20000  SH           SOLE          01       20000    0      0
----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP         COM        165167107      85     26200  SH           SOLE          01       26200    0      0
----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                  COM        17275R102    1546     20000  SH           SOLE          01       20000    0      0
----------------------------------------------------------------------------------------------------------------------------------
COASTAL CORP                   COM        190441105    2944     64000  SH           SOLE          01       64000    0      0
----------------------------------------------------------------------------------------------------------------------------------
DIGITAL IS INC DEL             COM        25385N101     396      6500  SH           SOLE          01        6500    0      0
----------------------------------------------------------------------------------------------------------------------------------
DIGITAL IS INC DEL             COM        25385N101     609     10000  SH   CALL    SOLE          01       10000    0      0
----------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP               COM        264399106    2100     40000  SH           SOLE          01       40000    0      0
----------------------------------------------------------------------------------------------------------------------------------
EASTERN ENTERPRISES            COM        27637F100     353      5900  SH           SOLE          01        5900    0      0
----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                    COM        281020107     795     48000  SH           SOLE          01       48000    0      0
----------------------------------------------------------------------------------------------------------------------------------
ENCAL ENERGY LTD               COM        29250D107     515    110000  SH           SOLE          01      110000    0      0
----------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATIONS INC      COM        302088109     281      2000  SH           SOLE          01        2000    0      0
----------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                  COM        302571104    2943     63900  SH           SOLE          01       63900    0      0
----------------------------------------------------------------------------------------------------------------------------------
GLOBAL INDS LTD                COM        379336100    6171    422000  SH           SOLE          01      422000    0      0
----------------------------------------------------------------------------------------------------------------------------------
GLOBALSTAR TELECOMMUNICTNS LTD COM        G3930H104    4648    335000  SH   PUT     SOLE          01      335000    0      0
----------------------------------------------------------------------------------------------------------------------------------
HELMERICH & PAYNE INC          COM        423452101    2058     66400  SH           SOLE          01       66400    0      0
----------------------------------------------------------------------------------------------------------------------------------
INTERNET CAP GROUP INC         COM        46059C106     541      6000  SH           SOLE          01        6000    0      0
----------------------------------------------------------------------------------------------------------------------------------
IRI INTL CORP                  COM        45004F107     239     25400  SH           SOLE          01       25400    0      0
----------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS   COM        G56462107    1215    120000  SH   PUT     SOLE          01      120000    0      0
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

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
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
LOUIS DREYFUS NAT GAS CORP     COM        546011107     680     20000  SH   CALL    SOLE          01       20000    0       0
----------------------------------------------------------------------------------------------------------------------------------
MGC COMMUNICATIONS INC         COM        552763302    2860     40000  SH           SOLE          01       40000    0       0
----------------------------------------------------------------------------------------------------------------------------------
MONTANA POWER CO               COM        612085100    5465     85400  SH           SOLE          01       85400    0       0
----------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC                COM        629568106    3962    102100  SH           SOLE          01      102100    0       0
----------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC                COM        629568106    1164     30000  SH   CALL    SOLE          01       30000    0       0
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NEWFIELD FINL TR I         QUIPS SER A    651291205    2793     50000  SH           SOLE          01       50000    0       0
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NOBLE AFFILIATES INC.          COM        654894104    4912    149700  SH           SOLE          01      149700    0       0
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NORTEL NETWORKS CORP           COM        656569100    2966     23600  SH           SOLE          01       23600    0       0
----------------------------------------------------------------------------------------------------------------------------------
NSTAR                          COM        67019E107     445     10600  SH           SOLE          01       10600    0       0
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NUEVO FING I               TECONS SER A   670511203    1196     46000  SH           SOLE          01       46000    0       0
----------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PET CORP DEL        COM        674599105    2201    106100  SH           SOLE          01      106100    0       0
----------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO             COM        723787107     704     67100  SH           SOLE          01       67100    0       0
----------------------------------------------------------------------------------------------------------------------------------
SANTA FE INTL CORP             ORD        G7805C108     1110    30000  SH           SOLE          01       30000    0       0
----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                    COM        842587107    1087     50000  SH   PUT     SOLE          01       50000    0       0
----------------------------------------------------------------------------------------------------------------------------------
STONE ENERGY CORP              COM        861642106    1723     35000  SH   CALL    SOLE          01       35000    0       0
----------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                     COM        86764P109    3126    114200  SH           SOLE          01      114200    0       0
----------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                     COM        86764P109    3696    135000  SH   CALL    SOLE          01      135000    0       0
----------------------------------------------------------------------------------------------------------------------------------
SYCAMORE NETWORKS INC          COM        871206108   12190     94500  SH           SOLE          01       94500    0       0
----------------------------------------------------------------------------------------------------------------------------------
TESORO PETE CORP          PIES CV 1/100s  881609408    1246    105000  SH           SOLE          01      105000    0       0
----------------------------------------------------------------------------------------------------------------------------------
TESORO PETE CORP               COM        881609101    1882    163700  SH           SOLE          01      163700    0       0
----------------------------------------------------------------------------------------------------------------------------------
TOSCO CORP                   COM NEW      891490302    2450     80000  SH   CALL    SOLE          01       80000    0       0
----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC     ORD        G90078109    4264     83100  SH           SOLE          01       83100    0       0
----------------------------------------------------------------------------------------------------------------------------------
ULTRAMAR DIAMOND SHAMROCK CORP COM        904000106    9848    388100  SH           SOLE          01      388100    0       0
----------------------------------------------------------------------------------------------------------------------------------
ULTRAMAR DIAMOND SHAMROCK CORP COM        904000106     761     30000  SH   CALL    SOLE          01       30000    0       0
----------------------------------------------------------------------------------------------------------------------------------
UNION PAC RES GROUP INC        COM        907834105    8146    561800  SH           SOLE          01      561800    0       0
----------------------------------------------------------------------------------------------------------------------------------
UNIT CORP                      COM        909218109     766     69700  SH           SOLE          01       69700    0       0
----------------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP           COM NEW      902905827    1420     54500  SH           SOLE          01       54500    0       0
----------------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP           COM NEW      902905827    1303     50000  SH   CALL    SOLE          01       50000    0       0
----------------------------------------------------------------------------------------------------------------------------------
VARCO INTL INC                 COM        922126107     629     49900  SH           SOLE          01       49900    0       0
----------------------------------------------------------------------------------------------------------------------------------

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

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
VASTAR RES INC                 COM        922380100    1486     20000  SH   CALL    SOLE        01         20000    0       0
----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL           COM        969457100    7196    163800  SH           SOLE        01        163800    0       0
----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL           COM        969457100     878     20000  SH   CALL    SOLE        01         20000    0       0
----------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY           57 DATA RECORDS             137929
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